SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2021	2020	2019
Interest paid	$1,223	$1,135	$1,079
Income taxes paid	$448	$428	$190

Disclosure of changes in non-cash working capital	Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2021	2020	2019
Accounts receivable	$(684)	$546	$(70)
Inventory	(494)	453	78
Prepayments and other	9	53	(11)
Accounts payable and other	27	284	119
Changes in non-cash working capital, net	$(1,142)	$1,336	$116

Disclosure of reconciliation of liabilities arising from financing activities	The following table presents the change in the balance of liabilities arising from financing activities as at December 31, 2021:

(US$ MILLIONS)	2021	2020
Balance at beginning of year	$23,776	$22,399
Cash flows	6,736	(102)
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(1,341)	739
Foreign currency translation	(397)	210
Fair value	(31)	(49)
Other changes	333	579
Balance at end of year	$29,076	$23,776